Liquidity Risk - Summary of Balance Sheet Encumbered and Unencumbered Assets Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	£ 48,139	£ 41,250	£ 21,180
Financial assets at fair value through profit or loss:
Derivative financial instruments	1,681	3,406
Other financial assets at FVTPL	185	208
Financial assets at amortised cost:
Loans and advances to customers	210,094	208,750
Loans and advances to banks	1,169	1,682
Repurchase agreements – non trading	12,683	19,599
Other financial assets at amortised cost	506	1,163
Financial assets at FVOCI	5,851	8,950
Interests in other entities	201	172
Intangible assets	1,545	1,646
Property, plant and equipment	1,548	1,734
Current tax assets	347	264	200
Retirement benefit assets	1,572	495
Other assets	1,577	3,013
Total assets	287,098	292,332	£ 281,702
Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	48,139	41,250
Financial assets at fair value through profit or loss:
Derivative financial instruments	1,681	3,406
Other financial assets at FVTPL	185	208
Financial assets at amortised cost:
Loans and advances to customers	210,094	208,750
Loans and advances to banks	1,169	1,682
Repurchase agreements – non trading	12,683	19,599
Other financial assets at amortised cost	506	1,163
Financial assets at FVOCI	5,851	8,950
Interests in other entities	201	172
Intangible assets	1,545	1,646
Property, plant and equipment	1,548	1,734
Current tax assets	347	264
Retirement benefit assets	1,572	495
Other assets	1,577	3,013
Total assets	287,098	292,332
Liquidity risk | Total
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	46,559	40,265
Financial assets at fair value through profit or loss:
Derivative financial instruments	1,681	3,406
Other financial assets at FVTPL	185	208
Financial assets at amortised cost:
Loans and advances to customers	190,561	177,428
Loans and advances to banks	691	878
Repurchase agreements – non trading	12,683	19,599
Other financial assets at amortised cost	506	515
Financial assets at FVOCI	1,488	3,369
Interests in other entities	201	172
Intangible assets	1,545	1,646
Property, plant and equipment	1,548	1,734
Current tax assets	347	264
Retirement benefit assets	1,572	495
Other assets	1,577	3,013
Total assets	261,144	252,992
Liquidity risk | Assets positioned at central banks
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	918	854
Financial assets at fair value through profit or loss:
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial assets at amortised cost:
Loans and advances to customers	80,624	61,292
Loans and advances to banks	0	0
Repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at FVOCI	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Other assets	0	0
Total assets	81,542	62,146
Liquidity risk | Readily available
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	45,641	39,411
Financial assets at fair value through profit or loss:
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial assets at amortised cost:
Loans and advances to customers	74,890	74,758
Loans and advances to banks	0	0
Repurchase agreements – non trading	0	0
Other financial assets at amortised cost	506	515
Financial assets at FVOCI	1,488	3,369
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Other assets	0	0
Total assets	122,525	118,053
Liquidity risk | Other available assets
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss:
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial assets at amortised cost:
Loans and advances to customers	18,893	19,801
Loans and advances to banks	0	0
Repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at FVOCI	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	1,548	1,734
Current tax assets	0	0
Retirement benefit assets	0	0
Other assets	0	0
Total assets	20,441	21,535
Liquidity risk | Cannot be encumbered
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss:
Derivative financial instruments	1,681	3,406
Other financial assets at FVTPL	185	208
Financial assets at amortised cost:
Loans and advances to customers	16,154	21,577
Loans and advances to banks	691	878
Repurchase agreements – non trading	12,683	19,599
Other financial assets at amortised cost	0	0
Financial assets at FVOCI	0	0
Interests in other entities	201	172
Intangible assets	1,545	1,646
Property, plant and equipment	0	0
Current tax assets	347	264
Retirement benefit assets	1,572	495
Other assets	1,577	3,013
Total assets	36,636	51,258
Total | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,580	985
Financial assets at fair value through profit or loss:
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial assets at amortised cost:
Loans and advances to customers	19,533	31,322
Loans and advances to banks	478	804
Repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	648
Financial assets at FVOCI	4,363	5,581
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Other assets	0	0
Total assets	25,954	39,340
Covered bonds | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss:
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial assets at amortised cost:
Loans and advances to customers	15,713	23,669
Loans and advances to banks	0	0
Repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at FVOCI	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Other assets	0	0
Total assets	15,713	23,669
Securitis- ations | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss:
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial assets at amortised cost:
Loans and advances to customers	3,720	7,469
Loans and advances to banks	0	0
Repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at FVOCI	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Other assets	0	0
Total assets	3,720	7,469
Other | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,580	985
Financial assets at fair value through profit or loss:
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial assets at amortised cost:
Loans and advances to customers	100	184
Loans and advances to banks	478	804
Repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	648
Financial assets at FVOCI	4,363	5,581
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Other assets	0	0
Total assets	£ 6,521	£ 8,202